Divestitures - Summary of Gain on Disposition Net of Tax (Detail) - Los Filos [member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of Detailed Information of Calculation of Gain on Disposal [Line Items]
Total consideration, including working capital adjustments (net of transaction costs)	$ 348
Cash and cash equivalents	23
Inventories and heap leach ore -current	143
Other current assets	14
Inventories and heap leach ore - non-current	128
Mining interests	151
Accounts payable and accrued liabilities	(38)
Deferred tax liabilities	(12)
Provisions	(56)
Other	(5)
Total	348
Gain (loss) on disposition	$ 0